Taxes on Income from Continuing Operations (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%	34.00%
Deferred Tax Assets, Valuation Allowance			$ 0	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			$ 2,400,000
Operating Loss Carryforwards, Expiration Dates			2029